Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 16

Franklin High Income Trust
Schedule of Investments (unaudited), December 31, 2025
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Diversified Telecommunication Services 0.2%
a
Altice France SA .................................... France 213,977 $ 3,853,713
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 868,679
Oil, Gas & Consumable Fuels 0.1%
a
Amplify Energy Corp. ................................ United States 8,816 40,289
Birch Permian Holdings, Inc. ........................... United States 690,410 3,423,053
California Resources Corp. ............................ United States 2,456 109,808
Expand Energy Corp. ................................ United States 1,731 191,033
3,764,183
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 37,383 3,343,909
a
Par Health, Inc. ..................................... United States 37,383 350,466
3,694,375
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 33,227 91,374
Total Common Stocks (Cost $ 53,924,012 ) ....................................
12,272,324
Convertible Preferred Stocks 0.2%
Aerospace & Defense 0.2%
Boeing Co. (The) , 6% ................................ United States 55,000 3,798,300
Total Convertible Preferred Stocks (Cost $ 2,750,000 ) ..........................
3,798,300
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA , 2/20/49 ............................. France 17,144 284,585
Total Rights (Cost $ – ) ......................................................
284,585
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp. , 2/09/26 ......................... United States 3,267 324,380
Total Warrants (Cost $ 301,314 ) ..............................................
324,380
Principal
Amount
*
Corporate Bonds 94.1%
Aerospace & Defense 2.0%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 8,900,000 9,407,896
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 4,300,000 4,491,316
c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 1,565,000 1,655,600
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 20,452,399
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 3,165,000 3,241,846
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 19,045,000 19,850,970
59,100,027

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 2.1%
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 6,000,000 $ 6,312,530
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 3,400,000 3,203,843
c
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 5,610,000 5,716,189
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 5,785,000 6,002,444
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 23,875,000 20,699,216
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 6,220,000 6,426,477
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 3,600,000 3,785,612
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 3,700,000 3,911,792
c
ZF North America Capital, Inc. , Senior Note , 144A, 6.875% ,
4/23/32 ......................................... Germany 6,300,000 6,165,686
62,223,789
Automobiles 0.7%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 9,145,000 9,149,836
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 10,535,000 11,204,208
20,354,044
Biotechnology 1.0%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 8,540,000 8,977,691
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 9,740,000 9,988,775
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,883,398
28,849,864
Broadline Retail 0.8%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,800,000 3,969,879
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 12,000,000 12,826,932
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 7,655,000 7,878,909
24,675,720
Building Products 3.1%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 1,012,877
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 23,500,000 24,504,909
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 1,625,000 1,660,872
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 2,325,000 2,388,012
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 9,300,000 9,540,084
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 2,700,000 2,821,449
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 5,500,000 5,728,443
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 20,900,000 22,370,687
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 10,000,000 10,302,460
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 8,205,000 8,386,346
88,716,139

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.7%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 6,100,000 $ 6,033,115
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 13,800,000 14,051,574
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 12,700,000 13,264,595
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 5,290,000 5,490,581
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 8,600,000 9,170,180
48,010,045
Chemicals 2.4%
c ,d
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 6,126,151 5,264,236
b ,c ,d ,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,348,028
c ,e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 2,380,562
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 7,738,000 8,037,847
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,108,095
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 5,435,000 4,306,318
c ,d
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 13,029,473 6,708,020
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 19,800,000 20,643,193
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 11,630,000 11,739,486
68,535,785
Commercial Services & Supplies 2.1%
c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 6,495,000 6,374,976
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 22,313,836
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,601,879
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 8,800,000 8,811,704
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,849,534
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,714,353
59,666,282
Communications Equipment 0.3%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 9,800,000 9,330,051
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,320,083
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,491,382
8,811,465
Consumer Finance 2.7%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 3,400,000 3,587,000
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,900,819
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 19,300,000 20,100,018
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 3,107,541

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 10,100,000 $ 10,112,282
Senior Note , 6.625% , 5/15/29 ........................ United States 4,000,000 4,147,976
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,685,297
Senior Note , 6.5% , 3/15/33 .......................... United States 5,775,000 5,845,028
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,864,700
78,350,661
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,577,094
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 3,364,396
10,941,490
Containers & Packaging 1.9%
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 19,086,919
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 25,000,000 24,125,000
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 13,400,000 13,393,789
56,605,708
Distributors 0.3%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,990,704
c
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 4,675,000 4,893,393
9,884,097
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 16,035,000 15,948,433
Diversified REITs 1.2%
c
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 14,500,000 14,264,718
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 13,360,000 13,019,241
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.875% , 2/15/29 ................................... United States 7,000,000 6,873,401
34,157,360
Diversified Telecommunication Services 2.9%
c
Altice France SA , Senior Secured Note , 144A, 6.875% , 10/15/30 France 5,775,750 5,607,196
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 19,110,000 18,759,817
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 3,000,000 2,977,943
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 10,900,000 10,784,458
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 9,892,804
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,126,147
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 8,114,007
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 7,210,000 7,352,274
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 6,412,516
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 10,495,000 10,820,433
83,847,595

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 2.4%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 24,085,000 $ 24,176,860
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 12,060,000 12,226,046
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 15,300,000 15,301,603
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 8,700,000 9,218,931
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 8,700,000 9,168,845
70,092,285
Electrical Equipment 0.4%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,563,109
Electronic Equipment, Instruments & Components 0.4%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 9,118,431
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 3,600,000 3,731,379
12,849,810
Energy Equipment & Services 3.0%
c
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 3,412,107 3,406,011
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 2,610,000 2,684,853
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 12,300,000 12,803,648
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 4,435,000 4,531,385
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,826,550
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 9,900,000 9,610,693
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 6,000,000 6,090,336
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 10,800,000 9,295,194
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 2,100,000 2,117,911
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 11,850,000 12,387,848
c
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 1,730,000 1,815,005
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 1,457,143 1,489,181
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 4,032,000 4,135,622
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 10,740,000 11,004,655
86,198,892
Entertainment 1.0%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,948,582
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 6,655,000 4,700,094
Senior Note , 4.054% , 3/15/29 ........................ United States 9,805,000 9,539,186
30,187,862
Financial Services 5.0%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 8,005,000 8,175,074
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 11,920,000 12,172,847
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 4,400,000 4,617,263

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
Freedom Mortgage Holdings LLC, (continued)
Senior Note , 144A, 6.875% , 5/01/31 ................... United States 4,925,000 $ 4,930,619
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 12,700,000 13,378,686
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 6,235,000 6,461,502
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 3,600,000 3,688,092
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 10,000,000 10,596,790
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 12,500,000 12,509,750
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 10,700,000 11,287,141
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 4,000,000 4,209,868
c
Osaic Holdings, Inc. , Senior Note , 144A, 8% , 8/01/33 ........ United States 4,065,000 4,249,881
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 18,000,000 18,694,080
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 9,537,253
Senior Note , 144A, 5% , 10/01/29 ..................... United States 3,000,000 2,823,706
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 9,971,616
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 8,250,000 8,611,919
145,916,087
Food Products 0.4%
c ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 2,619,483 2,738,980
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 3,300,000 3,446,427
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 4,975,000 5,047,258
11,232,665
Ground Transportation 1.4%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 4,855,000 5,080,666
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 11,120,065
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 13,020,000 13,643,228
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 10,100,000 10,660,227
40,504,186
Health Care Equipment & Supplies 0.8%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 10,450,000
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 1,735,000 1,815,186
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 10,300,000 10,361,759
22,626,945
Health Care Providers & Services 4.5%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 2,900,000 3,117,427
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 5,454,575
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 6,021,661
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 6,116,453
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 7,650,000 8,359,078
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 5,900,000 6,204,314
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,444,681

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 $ 16,250,186
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 8,020,058
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 24,200,000 23,862,031
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 1,998,619 1,755,387
d
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 3,135,335 3,251,224
d
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 17,206,799 14,806,637
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 5,440,000 5,604,391
Senior Secured Note , 6.125% , 6/15/30 ................. United States 14,600,000 14,958,334
129,226,437
Health Care REITs 0.7%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 11,792,176
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 7,750,000 8,282,258
20,074,434
Health Care Technology 0.6%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 17,800,000 18,621,793
Hotel & Resort REITs 1.1%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 3,300,000 3,389,882
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,191,166
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,440,790
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 8,000,000 8,302,163
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 4,200,000 4,382,982
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,725,000 3,849,173
32,556,156
Hotels, Restaurants & Leisure 6.9%
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 13,914,000 14,489,725
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 3,450,000 3,311,634
Senior Note , 144A, 6% , 10/15/32 ..................... United States 3,450,000 3,357,571
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 2,420,000 2,507,427
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 18,150,000 18,681,015
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 13,600,000 13,974,421
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 7,500,000 7,748,362
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,559,799
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 13,700,000 13,848,295
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 12,801,887
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 9,700,000 9,938,012
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 8,780,000 8,780,430
c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 5,165,000 5,274,493
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,938,545

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Royal Caribbean Cruises Ltd., (continued)
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 $ 7,245,796
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,653,151
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 6,800,000 6,747,828
c
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 9,992,763
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 10,485,000 10,652,267
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 27,067,574
199,570,995
Household Durables 3.6%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 4,800,000 4,580,555
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,676,989
Senior Note , 144A, 6.875% , 8/01/33 ................... United States 3,580,000 3,585,854
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 6,197,838
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 2,805,000 2,864,949
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 4,210,000 4,281,820
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,308,430
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 14,200,000 14,820,441
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 12,182,362
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 1,450,000 1,417,914
Senior Note , 6.625% , 5/15/32 ........................ United States 1,150,000 1,117,261
c
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 5,700,000 5,984,133
c
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
11/15/32 ........................................ United States 5,115,000 5,266,005
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 6.75% , 1/15/34 ............................... United States 24,275,000 24,609,498
103,894,049
Independent Power and Renewable Electricity Producers 1.3%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 8,041,232
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,505,237
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,564,057
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 7,015,000 7,258,523
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 11,015,000 11,239,529
36,608,578
Insurance 1.6%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 4,200,000 4,398,026
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 6,900,000 7,213,732
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,737,228
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,500,000 2,554,076
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 16,900,000 17,544,996
c
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 10,240,000 10,630,414
46,078,472

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 1.3%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 3,500,000 $ 3,429,147
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ...................... United States 4,000,000 4,016,228
Senior Note , 144A, 7% , 6/15/27 ...................... United States 9,400,000 9,427,368
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 9,300,000 8,709,055
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 11,178,183
36,759,981
Machinery 1.3%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,564,429
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 11,200,000 11,530,030
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 8,200,000 8,393,528
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 3,185,000 3,270,059
37,758,046
Media 5.3%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 700,000 701,031
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 8,700,000 8,646,550
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 11,000,000 11,631,378
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 9,400,000 9,936,939
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 10,911,917
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 3,400,000 2,528,146
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 7,290,000 7,385,091
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 4,263,000 4,290,411
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 15,000,000 14,992,023
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 7,330,000 7,612,377
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 5,600,000 4,204,228
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 6,695,000 6,845,161
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 15,600,000 16,470,823
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 5,555,000 5,436,721
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,824,462
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 15,781,312
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 5,045,000 5,426,039
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 13,410,000 13,598,515
154,223,124
Metals & Mining 2.8%
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 6,225,000 6,388,409
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 10,360,000 10,834,343
c
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 8,320,000 8,534,122
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 4,165,000 4,261,262

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 $ 15,462,846
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 3,200,000 3,317,971
c
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 5,317,000 5,146,983
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 5,470,000 5,709,062
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,443,555
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 182,461
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 6,100,000 6,336,930
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 8,675,000 8,801,404
82,419,348
Mortgage Real Estate Investment Trusts (REITs) 1.1%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 22,900,000 22,167,647
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 8,360,000 8,460,310
30,627,957
Oil, Gas & Consumable Fuels 8.9%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 4,422,000 4,505,603
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 4,300,000 4,362,066
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 7,400,000 7,411,174
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 15,109,233
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 9,089,213
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 6,200,000 5,887,593
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 15,460,000 15,366,467
c
Expand Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ................... United States 5,000,000 5,000,571
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 10,300,000 10,361,278
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 9,700,000 9,917,076
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 9,100,000 9,432,014
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 4,300,000 4,062,992
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 3,100,000 2,948,029
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,153,361
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 7,600,000 7,830,219
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,288,041
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 30,088,515
b ,c ,e
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 18,564,500 —
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,497,347
ONEOK, Inc. , Senior Bond , 5.375% , 6/01/29 ...............
United States 2,100,000 2,164,780
c
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 3,300,000 3,381,947
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,652,716
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,886,175
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,462,273

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Venture Global Calcasieu Pass LLC, (continued)
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 $ 5,535,328
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 12,900,000 13,073,422
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 3,100,000 3,215,016
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 9,751,058
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,100,000 4,238,160
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 4,000,000 4,381,954
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 7,925,000 8,121,226
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 1,320,000 1,344,980
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 4,000,000 4,324,224
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 4,755,000 4,872,686
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,320,000 1,349,407
c
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 7,000,000 6,901,748
257,967,892
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 8,200,000 7,591,278
Passenger Airlines 0.7%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 2,037,888
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 3,400,000 3,421,215
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 4,950,000 5,300,733
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 2,700,000 2,698,247
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 5,500,000 5,480,022
18,938,105
Personal Care Products 1.0%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 10,100,000 10,386,527
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 18,141,062
28,527,589
Pharmaceuticals 0.8%
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,500,000 4,761,859
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 10,600,000 10,640,333
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 910,900
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,377,217
23,690,309
Professional Services 0.3%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 7,850,000 8,132,040
Real Estate Management & Development 0.6%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 11,510,000 11,747,912
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,117,869
17,865,781

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.3%
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 2,650,000 $ 2,750,174
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 4,510,000 4,616,869
7,367,043
Software 0.7%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 970,000 964,003
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,400,624
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 8,207,540
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,597,207
20,169,374
Specialized REITs 2.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,304,528
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 12,950,923
Senior Note , 144A, 6.25% , 1/15/33 .................... United States 7,800,000 7,870,330
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 20,975,000 21,475,652
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 8,525,000 8,608,190
57,209,623
Specialty Retail 0.5%
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 8,710,000 8,874,526
c
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 5,995,000 6,224,389
15,098,915
Technology Hardware, Storage & Peripherals 0.3%
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 9,800,000 10,114,737
Textiles, Apparel & Luxury Goods 0.6%
c ,d
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 13,000,000 13,700,298
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 4,640,000 4,656,104
18,356,402
Trading Companies & Distributors 1.9%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 11,425,000 11,886,924
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 10,675,000 11,289,048
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 3,700,000 3,854,617
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 13,200,000 13,796,886
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 4,600,000 4,756,027
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 9,550,000 9,976,971
55,560,473
Wireless Telecommunication Services 1.9%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 4,100,000 3,765,352
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 14,867,849
b ,f
Digicel Group Holdings Ltd. , 29 .346% , 11/17/33 ............ Bermuda 444,375 14,062

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Iliad Holding SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 $ 10,538,309
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 10,950,000 11,299,338
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 15,185,000 16,152,619
56,637,529
Total Corporate Bonds (Cost $ 2,712,805,529 ) .................................
2,730,826,856
Senior Floating Rate Interests 0.8%
g
Chemicals 0.4%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.254% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 3,274,966 3,186,967
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 12,674,250 7,101,129
10,288,096
a a a a a a
Health Care Technology 0.4%
g
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.466% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 11,301,111 11,336,428
IT Services 0.0%
†
d
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 672,367 263,662
Total Senior Floating Rate Interests (Cost $ 27,806,526 ) ........................
21,888,186
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,152,083
Total Municipal Bonds (Cost $ 6,849,099 ) .....................................
7,152,083
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 —
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 —
a
Expand Energy Corp., Escrow Account ................... United States 13,700,000 2,055
Total Escrows and Litigation Trusts (Cost $ – ) .................................
2,055
Total Long Term Investments (Cost $ 2,804,436,480 ) ...........................
2,776,548,769
a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 74,463,752 $ 74,463,752
Total Money Market Funds (Cost $ 74,463,752 ) ................................
74,463,752
Total Short Term Investments (Cost $ 74,463,752 ) ..............................
74,463,752
a
Total Investments (Cost $ 2,878,900,232 ) 98.3% ................................
$2,851,012,521
Other Assets, less Liabilities 1.7% ...........................................
50,306,198
Net Assets 100.0% .........................................................
$2,901,318,719
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $2,564,084,711, representing 88.4% of net assets.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2025 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $102,850,731 $198,626,559 $(227,013,538) $— $— $74,463,752 74,463,752 $777,570
Total Affiliated Securities ... $102,850,731 $198,626,559 $(227,013,538) $— $— $74,463,752 $777,570
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 3,853,713 $ — $ 3,853,713
Metals & Mining ....................... 868,679 — — 868,679
Oil, Gas & Consumable Fuels ............. 341,130 3,423,053 — 3,764,183
Pharmaceuticals ....................... — 3,694,375 — 3,694,375
Software ............................. — — 91,374 91,374
Convertible Preferred Stocks ................ 3,798,300 — — 3,798,300
Rights ................................. — 284,585 — 284,585
Warrants ............................... 324,380 — — 324,380
Corporate Bonds :
Aerospace & Defense ................... — 59,100,027 — 59,100,027
Automobile Components ................. — 62,223,789 — 62,223,789
Automobiles .......................... — 20,354,044 — 20,354,044
Biotechnology ......................... — 28,849,864 — 28,849,864
Broadline Retail ....................... — 24,675,720 — 24,675,720
Building Products ...................... — 88,716,139 — 88,716,139
Capital Markets ........................ — 48,010,045 — 48,010,045
Chemicals ........................... — 68,535,785 —
b
68,535,785
Commercial Services & Supplies ........... — 59,666,282 — 59,666,282
Communications Equipment .............. — 9,330,051 — 9,330,051
Construction & Engineering ............... — 8,811,465 — 8,811,465
Consumer Finance ..................... — 78,350,661 — 78,350,661
Consumer Staples Distribution & Retail ...... — 10,941,490 — 10,941,490
Containers & Packaging ................. — 56,605,708 — 56,605,708
Distributors ........................... — 9,884,097 — 9,884,097
Diversified Consumer Services ............ — 15,948,433 — 15,948,433
Diversified REITs ...................... — 34,157,360 — 34,157,360
Diversified Telecommunication Services ..... — 83,847,595 — 83,847,595
Electric Utilities ........................ — 70,092,285 — 70,092,285
Electrical Equipment .................... — 11,563,109 — 11,563,109
Electronic Equipment, Instruments &
Components ........................ — 12,849,810 — 12,849,810
Energy Equipment & Services ............. — 86,198,892 — 86,198,892
Entertainment ......................... — 30,187,862 — 30,187,862
Financial Services ...................... — 145,916,087 — 145,916,087
Food Products ........................ — 11,232,665 — 11,232,665
Ground Transportation .................. — 40,504,186 — 40,504,186
Health Care Equipment & Supplies ......... — 22,626,945 — 22,626,945
Health Care Providers & Services .......... — 129,226,437 — 129,226,437
Health Care REITs ..................... — 20,074,434 — 20,074,434
Health Care Technology ................. — 18,621,793 — 18,621,793
Hotel & Resort REITs ................... — 32,556,156 — 32,556,156
Hotels, Restaurants & Leisure ............. — 199,570,995 — 199,570,995
Household Durables .................... — 103,894,049 — 103,894,049
Independent Power and Renewable Electricity
Producers .......................... — 36,608,578 — 36,608,578
Insurance ............................ — 46,078,472 — 46,078,472
IT Services ........................... — 36,759,981 — 36,759,981
Machinery ............................ — 37,758,046 — 37,758,046
Media ............................... — 154,223,124 — 154,223,124
Metals & Mining ....................... — 82,419,348 — 82,419,348
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 30,627,957 — 30,627,957
Oil, Gas & Consumable Fuels ............. — 257,967,892 —
b
257,967,892
Paper & Forest Products ................. — 7,591,278 — 7,591,278
4. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Passenger Airlines ..................... $ — $ 18,938,105 $ — $ 18,938,105
Personal Care Products ................. — 28,527,589 — 28,527,589
Pharmaceuticals ....................... — 23,690,309 — 23,690,309
Professional Services ................... — 8,132,040 — 8,132,040
Real Estate Management & Development .... — 17,865,781 — 17,865,781
Semiconductors & Semiconductor Equipment . — 7,367,043 — 7,367,043
Software ............................. — 20,169,374 — 20,169,374
Specialized REITs ...................... — 57,209,623 — 57,209,623
Specialty Retail ........................ — 15,098,915 — 15,098,915
Technology Hardware, Storage & Peripherals . — 10,114,737 — 10,114,737
Textiles, Apparel & Luxury Goods .......... — 18,356,402 — 18,356,402
Trading Companies & Distributors .......... — 55,560,473 — 55,560,473
Wireless Telecommunication Services ....... — 56,623,467 14,062 56,637,529
Senior Floating Rate Interests ............... — 21,888,186 — 21,888,186
Municipal Bonds ......................... — 7,152,083 — 7,152,083
Escrows and Litigation Trusts ............... — 2,055 —
b
2,055
Short Term Investments ................... 74,463,752 — — 74,463,752
Total Investments in Securities ........... $79,796,241 $2,771,110,844 $105,436 $2,851,012,521
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.